REGULATORY CAPITAL (Tables)	12 Months Ended
Jun. 30, 2020
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Schedule of Compliance with Regulatory Capital Requirements

The Company’s and Savings Bank’s actual capital ratios for fiscal 2020 are presented in the following table, which show that the Company and Savings Bank met all regulatory capital requirements.

	June 30, 2020
	WVS		West View Savings Bank

	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)
Common Equity Tier I Capital (to Risk-Weighted Assets)
Actual	$37,469	18.55%	$32,508	16.19%
To Be Well Capitalized	13,127	6.50	13,055	6.50
For Capital Adequacy Purposes	9,088	4.50	9,038	4.50
Tier I Capital (to Risk-Weighted Assets)
Actual	$37,469	18.55%	$32,508	16.19%
To Be Well Capitalized	16,157	8.00	16,068	8.00
For Capital Adequacy Purposes	12,118	6.00	12,051	6.00
Total Capital (to Risk-Weighted Assets)
Actual	$38,140	18.88%	$33,179	16.52%
To Be Well Capitalized	20,196	10.00	20,085	10.00
For Capital Adequacy Purposes	16,157	8.00	16,068	8.00
Tier I Capital (to Average Total Assets)
Actual	$37,469	10.16%	$32,508	8.89%
To Be Well Capitalized	18,442	5.00	18,277	5.00
For Capital Adequacy Purposes	14,754	4.00	14,622	4.00

The Company’s and Savings Bank’s actual capital ratios for fiscal 2019 are presented in the following table, which show that the Company and Savings Bank met all regulatory capital requirements.

	June 30, 2019
	WVS		West View Savings Bank

	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)
Common Equity Tier I Capital (to Risk-Weighted Assets)
Actual	$36,035	19.07%	$32,305	17.11%
To Be Well Capitalized	12,282	6.50	12,271	6.50
For Capital Adequacy Purposes	8,503	4.50	8,496	4.50
Tier I Capital (to Risk-Weighted Assets)
Actual	$36,035	19.07%	$32,305	17.11%
To Be Well Capitalized	15,116	8.00	15,103	8.00
For Capital Adequacy Purposes	11,337	6.00	11,327	6.00
Total Capital (to Risk-Weighted Assets)
Actual	$36,615	19.38%	$32,885	17.42%
To Be Well Capitalized	18,895	10.00	18,879	10.00
For Capital Adequacy Purposes	15,116	8.00	15,103	8.00
Tier I Capital (to Average Total Assets)
Actual	$36,035	10.20%	$32,305	9.15%
To Be Well Capitalized	17,663	5.00	17,656	5.00
For Capital Adequacy Purposes	14,130	4.00	14,124	4.00